UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number:	811-03981

Exact name of registrant as specified in charter:	Prudential World Fund, Inc.

Address of principal executive offices:	Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Name and address of agent for service:	Deborah A. Docs
Gateway Center 3,
100 Mulberry Street,
Newark, New Jersey 07102

Registrant’s telephone number, including area code:	800-225-1852

Date of fiscal year end:	10/31/2009

Date of reporting period:	1/31/2009

Item 1.	Schedule of Investments

Prudential World Fund, Inc.- Dryden International Equity Fund

Schedule of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 97.1%
COMMON STOCKS 96.6%

Australia 5.3%
26,360	Amcor Ltd.	$89,229
32,435	Australia & New Zealand Banking Group, Ltd.	269,155
173,975	AWB, Ltd.	240,683
206,873	BHP Billiton, Ltd.	3,836,131
39,888	BlueScope Steel, Ltd.	87,678
97,252	Boart Longyear Group	11,400
35,121	Caltex Australia, Ltd.	192,562
306,748	Challenger Financial Services Group, Ltd.	229,951
10,634	Cochlear, Ltd.	394,912
158,415	Computershare, Ltd.	717,248
81,367	CSL, Ltd.	1,918,692
47,688	Downer EDI, Ltd.	106,031
34,595	Energy Resources of Australia, Ltd.	416,758
89,807	Fairfax Media, Ltd.	78,862
124,351	Foster’s Group, Ltd.	427,624
498,718	Goodman Fielder, Ltd.	480,111
449,487	Goodman Group	196,852
49,741	Iluka Resources, Ltd.	131,843
225,233	Incitec Pivot, Ltd.	369,968
579,649	ING Industrial Fund	54,269
993,192	Macquarie Communications Infrastructure Group	993,032
44,290	Macquarie Group, Ltd.	708,084
253,651	Macquarie Office Trust	29,770
258,990	Mirvac Group	183,114
169,742	National Australia Bank, Ltd.	2,001,986
10,695	Newcrest Mining, Ltd.	207,319
11,777	Orica, Ltd.	99,023
133,021	Origin Energy, Ltd.	1,172,140
349,046	Pacific Brands, Ltd.	92,568
248,143	Qantas Airways, Ltd.	380,076
45,892	QBE Insurance Group, Ltd.	690,127
48,660	Rio Tinto, Ltd.	1,263,077
117,780	TABCORP Holdings, Ltd.	486,602
164,786	Telstra Corp., Ltd.	393,117
27,441	Wesfarmers, Ltd.-PPS	265,523
109,112	Wesfarmers, Ltd.	1,060,653
172,135	Westpac Banking Corp.	1,688,024
78,974	Woolworths, Ltd.	1,374,581

		23,338,775

Austria 0.6%
80,438	Atrium European Real Estate Ltd.(a)	224,523
8,113	Erste Bank der Oesterreichischen Sparkassen AG	122,992
50,619	OMV AG	1,451,145
2,060	Raiffeisen International Bank Holding AG	42,202
1,938	RHI AG(a)	31,018

16,971	Verbund - Oesterreichische Elektrizitaetswirtschafts AG (Class A)	651,235

		2,523,115

Belgium 0.6%
91,071	Dexia SA	286,269
214,516	Fortis	425,731
11,671	Groupe Bruxelles Lambert SA	860,594
55,335	KBC Groep NV	1,014,935

		2,587,529

Denmark 1.1%
160,535	Danske Bank A/S	1,626,886
10,100	East Asiatic Co., Ltd. A/S	332,220
5,867	FLSmidth & Co. A/S	161,995
51,963	Novo Nordisk A/S (Class B)	2,789,199

		4,910,300

Finland 0.9%
27,736	Fortum Oyj	542,638
9,035	Kone Oyj (Class B)	190,068
32,760	Konecranes Oyj	504,607
218,358	Nokia Oyj	2,681,212

		3,918,525

France 10.3%
21,433	Air France-KLM	206,094
267,270	Alcatel-Lucent	531,795
41,819	Alstom SA	2,030,685
114,190	AXA SA	1,785,932
99,451	BNP Paribas	3,821,366
10,332	Casino Guichard Perrachon SA	680,699
32,858	Cie de Saint-Gobain	1,118,041
22,688	Cie Generale de Geophysique-Veritas(a)	276,813
3,087	CNP Assurances	206,067
147,135	Credit Agricole SA	1,797,247
2,984	Eurazeo	101,325
179,491	European Aeronautic Defence and Space Co. NV	3,149,671
92,711	France Telecom SA	2,084,487
22,413	GDF Suez SA	862,933
31,631	Lafarge SA	1,465,497
13,836	Pernod-Ricard SA	872,312
5,756	Peugeot SA	98,057
9,077	PPR	460,585
11,510	Rallye SA	230,492
52,900	Renault SA	1,026,829
89,216	Sanofi-Aventis SA	5,035,900
19,800	Schneider Electric SA	1,261,505
43,991	SCOR SE	896,143
49,165	SES SA	904,599
67,030	Societe Generale	2,827,926
134,064	Total SA	6,724,572
7,638	Unibail-Rodamco	1,028,867
2,756	Vallourec	271,309

89,839	Vivendi	2,324,741
27,072	Wendel	1,057,216

		45,139,705

Germany 6.9%
38,194	Allianz SE	3,229,577
37,513	BASF SE	1,098,958
25,282	Bayer AG	1,351,485
153,034	Commerzbank AG	704,418
48,945	Daimler AG	1,379,341
77,081	Deutsche Bank AG	2,023,227
4,586	Deutsche Boerse AG	232,292
64,447	Deutsche Post AG	808,672
15,215	Deutsche Postbank AG	183,513
50,954	Deutsche Telekom AG	621,748
137,125	E.ON AG	4,461,334
28,443	Hannover Rueckversicherung AG	855,828
11,735	HeidelbergCement AG	455,270
35,727	Hypo Real Estate Holding AG	58,553
29,245	MAN AG	1,282,495
16,106	Muenchener Rueckversicherungs-Gesellschaft AG	2,140,565
31,732	RWE AG	2,485,303
7,408	Salzgitter AG	541,128
60,006	SAP AG	2,147,434
32,443	Siemens AG	1,827,751
72,690	ThyssenKrupp AG	1,488,218
16,124	United Internet AG	117,883
1,148	Volkswagen AG	370,854
3,398	Wincor Nixdorf AG	161,414

		30,027,261

Greece 0.7%
129,970	Marfin Investment Group SA	482,597
74,809	OPAP SA	2,183,897
19,837	Public Power Corp. SA	333,745

		3,000,239

Hong Kong 1.5%
263,000	BOC Hong Kong Holdings, Ltd.	268,293
103,000	Cheung Kong Infrastructure Holdings, Ltd.	385,012
64,000	Chinese Estates Holdings, Ltd.	78,445
291,700	Esprit Holdings, Ltd.	1,548,357
75,000	Great Eagle Holdings, Ltd.	91,663
82,000	Henderson Land Development Co., Ltd.	313,226
34,000	HongKong Electric Holdings, Ltd.	199,146
99,000	Hongkong Land Holdings, Ltd.	211,860
106,000	Hutchison Telecommunications International, Ltd.	26,534
248,000	Hutchison Whampoa, Ltd.	1,261,896
123,000	Hysan Development Co., Ltd.	199,505
26,000	Jardine Matheson Holdings, Ltd.	515,320
58,500	Orient Overseas International, Ltd.	137,732
91,000	Pacific Basin Shipping, Ltd.	46,659
275,000	Wharf Holdings, Ltd.	679,521
333,000	Wheelock & Co., Ltd.	585,741

		6,548,910

Ireland
47,743	Allied Irish Banks PLC	74,578

Italy 4.0%
7,016	Banco Popolare Societa Cooperative	40,178
696,696	Enel SpA	3,920,538
174,795	ENI SpA	3,724,138
307,216	Fiat SpA	1,508,525
42,824	Finmeccanica SpA	672,783
6,536	Fondiaria-SAI SpA	102,432
264,845	IFIL - Investments SpA	657,526
161,222	Intesa Sanpaolo SpA	363,313
505,031	Intesa Sanpaolo SpA - RSP	1,598,813
23,300	Italcementi SpA	136,785
744,024	Telecom Italia SpA	917,872
1,575,957	Telecom Italia SpA - RNC	1,529,526
1,337,232	UniCredito Italiano SpA	2,366,237

		17,538,666

Japan 24.8%
24,000	77 Bank Ltd. (The)	120,462
6,200	Aeon Delight Co., Ltd.	135,096
14,700	Aisin Seiki Co., Ltd.	197,710
74,000	Amada Co., Ltd.	353,651
10,900	AOC Holdings, Inc.	57,964
21,600	Asahi Breweries, Ltd.	333,401
72,800	Astellas Pharma, Inc.	2,756,381
18,000	Brother Industries, Ltd.	116,429
254	Central Japan Railway Co.	1,811,518
68,100	Chubu Electric Power Co., Inc.	1,932,269
464,000	Chuo Mitsui Trust Holdings, Inc.	1,825,199
24,700	Citizen Holdings Co., Ltd.	100,557
65,300	Credit Saison Co., Ltd.	640,568
19,000	Daido Steel Co., Ltd.	51,900
30,700	DCM Japan Holdings Co., Ltd.	180,334
31,100	Denso Corp.	563,489
14,000	Don Quijote Co., Ltd.	221,150
58,100	Electric Power Development Co., Ltd.	2,244,141
27,000	Fast Retailing Co., Ltd.	3,404,844
45	Fields Corp.	69,357
46,500	FUJIFILM Holdings Corp.	1,016,643
465,000	Fujitsu, Ltd.	2,090,301
71,000	Godo Steel, Ltd.	204,280
255,000	Hitachi, Ltd.	777,815
173,000	Hokuhoku Financial Group, Inc.	342,581
13,400	Hokuriku Electric Power Co.	382,812
40,800	Honda Motor Co., Ltd.	937,661
22,100	Hosiden Corp.	258,169
64	INPEX Holdings, Inc.	459,300
107,000	Isuzu Motors, Ltd.	124,208
16,400	IT Holdings Corp.(a)	243,423
350,000	ITOCHU Corp.	1,701,416
23	Japan Tobacco, Inc.	66,130

86,400	JFE Holdings, Inc.	2,147,231
44,000	JGC Corp.	621,675
20,200	JTEKT Corp.	124,849
54	Kakaku.com, Inc.	209,490
58,000	Kamigumi Co., Ltd.	459,546
61,200	Kansai Electric Power Co., Inc. (The)	1,677,378
63,000	Kao Corp.	1,530,111
184,000	Kawasaki Kisen Kaisha, Ltd.	670,443
644	KDDI Corp.	4,021,031
63,000	Kinden Corp.	556,129
9,000	Kirin Holdings Co., Ltd.	112,880
59,500	Komatsu, Ltd.	614,261
12,100	Komori Corp.	113,125
6,200	Konami Corp.	124,046
34,000	Konica Minolta Holdings, Inc.	264,774
6,700	K’S Holding Corp.	103,231
6,300	Kyoei Steel, Ltd.	105,813
20,500	Lawson, Inc.	1,013,075
87,800	Leopalace21 Corp.	740,841
8,600	Lintec Corp.	107,768
43,700	Makita Corp.	794,763
271,222	Marubeni Corp.	965,278
406,000	Mazda Motor Corp.	629,402
108,200	Mitsubishi Corp.	1,429,772
144,000	Mitsubishi Electric Corp.	660,906
203,000	Mitsubishi Gas Chemical Co., Inc.	806,372
31,000	Mitsubishi Tanabe Pharma Corp.	458,633
507,400	Mitsubishi UFJ Financial Group, Inc.	2,814,711
99,000	Mitsui & Co., Ltd.	1,033,090
32,000	Mitsui Mining Co., Ltd.	40,107
300,000	Mitsui O.S.K. Lines, Ltd.	1,713,390
45,100	Mitsumi Electric Co., Ltd.	585,915
378,000	Mizuho Financial Group, Inc.	935,651
60,000	NHK Spring Co., Ltd.	216,616
7,200	Nihon Unisys, Ltd.	57,940
30,000	Nikon Corp.	312,259
4,900	Nintendo Co., Ltd.	1,519,073
23,000	Nippon Denko Co., Ltd.	106,140
205,000	Nippon Electric Glass Co., Ltd.	1,353,036
81,000	Nippon Oil Corp.	351,971
235,000	Nippon Sheet Glass Co., Ltd.	574,984
491,000	Nippon Steel Corp.	1,441,713
93,900	Nippon Telegraph & Telephone Corp.	4,547,765
404,000	Nippon Yusen KK	1,892,920
340,000	Nissan Motor Co., Ltd.	1,024,276
24,000	Nisshinbo Industries, Inc.	175,236
7,450	Nitori Co., Ltd.	525,801
38,100	NOK Corp.	267,688
46,000	Nomura Real Estate Holdings, Inc.	814,854
32,000	NTN Corp.	85,257
277	NTT Data Corp.	884,873
34	NTT DoCoMo, Inc.	59,230
139,000	OJI Paper Co., Ltd.	659,775
51,000	Onward Holdings Co., Ltd.	346,012
2,500	Oracle Corp. Japan	99,503
2,840	ORIX Corp.	123,985
421,000	Osaka Gas Co., Ltd.	1,793,740

105,000	Panasonic Corp.	1,273,929
8,610	Point, Inc.	385,711
88,000	Resona Holdings, Inc.	1,356,938
121,000	Ricoh Co., Ltd.	1,476,646
21,100	Sankyo Co., Ltd.	1,011,978
46,000	Sankyu, Inc.	144,196
127,000	Sanwa Holdings Corp.	434,123
24,000	Sanyo Special Steel Co., Ltd.	62,613
60,000	Sapporo Hokuyo Holdings, Inc.	213,638
10,300	Seiko Epson Corp.	130,752
72,000	Sekisui House, Ltd.	604,740
48,300	Seven & I Holdings Co., Ltd.	1,288,009
3,270	SFCG Co., Ltd.	92,535
45,000	Shimadzu Corp.	272,191
12,100	Shin-Etsu Chemical Co., Ltd.	566,135
733,000	Shinsei Bank, Ltd.	936,330
87,000	Shionogi & Co., Ltd.	1,864,136
11,500	Showa Shell Sekiyu K.K.	107,668
36,300	Softbank Corp.	561,151
14,700	Sony Corp.	286,490
9,500	Stanley Electric Co., Ltd.	91,673
10,600	Sumisho Computer Systems Corp.	152,275
244,600	Sumitomo Corp.	2,213,502
23,000	Sumitomo Mitsui Financial Group, Inc.	911,521
25,400	Suzuken Co., Ltd.	654,878
37,000	Takeda Pharmaceutical Co., Ltd.	1,733,758
63,010	Takefuji Corp.	444,971
6,600	Terumo Corp.	224,111
137,000	Toho Gas Co., Ltd.	836,167
105,000	Tohoku Electric Power Co., Inc.	2,703,701
52,000	Tokyo Dome Corp	154,735
124,500	Tokyo Electric Power Co., Inc. (The)	3,893,488
281,000	Tokyo Tatemono Co., Ltd.	937,934
97,000	Toppan Printing Co., Ltd.	653,170
75,000	Tosoh Corp.	157,203
8,000	Toyo Suisan Kaisha Ltd.	210,935
23,100	Toyota Boshoku Corp.	185,594
135,534	Toyota Motor Corp.	4,359,879
36,000	UNY Co., Ltd.	299,231
33,800	Yamaha Motor Co., Ltd.	317,050
30,800	Yamato Kogyo Co., Ltd.	744,855
84,000	Yaskawa Electric Corp.	306,128

		108,398,161

Netherlands 2.9%
311,912	Aegon NV	1,653,392
8,979	Akzo Nobel NV	322,366
130,836	ArcelorMittal	2,965,969
3,295	Heineken Holding NV	88,344
366,358	ING Groep NV	2,993,683
134,347	Koninklijke Ahold NV	1,618,852
84,927	Koninklijke DSM NV	2,044,311
32,895	Reed Elsevier NV	365,589
35,639	Unilever NV	788,064

		12,840,570

New Zealand 0.1%
137,154	Fisher & Paykel Healthcare Corp., Ltd.	233,979

Norway 0.7%
274,009	DnB NOR ASA	933,753
65,900	Petroleum Geo-Services ASA(a)	216,482
24,900	StatoilHydro ASA	430,377
72,300	Yara International ASA	1,636,443

		3,217,055

Portugal 0.5%
155,589	Banco BPI SA	296,831
75,352	Banco Espirito Santo SA	501,697
163,220	Portugal Telecom SGPS SA	1,316,610

		2,115,138

Singapore 0.8%
129,000	ComfortDelgro Corp., Ltd.	122,958
70,000	DBS Group Holdings, Ltd.	403,012
10,000	Jardine Strategic Holdings, Ltd.	101,600
135,000	Singapore Petroleum Co., Ltd.	216,012
49,000	United Overseas Bank, Ltd.	380,249
39,000	UOL Group, Ltd.	49,738
31,000	Venture Corp., Ltd.	82,613
1,179,000	Wilmar International, Ltd.	2,217,203

		3,573,385

Spain 4.6%
268,684	Banco Bilbao Vizcaya Argentaria SA	2,521,675
785,380	Banco Santander SA	6,355,362
10,335	Corporacion Financiera	363,639
314,928	Criteria Caixacorp SA	1,100,823
46,971	Gas Natural SDG SA	1,133,665
133,621	Iberdrola SA	1,040,212
120,331	Repsol YPF SA	2,163,157
28,519	Sacyr Vallehermoso SA	244,654
277,149	Telefonica SA	4,943,196
24,197	Tubos Reunidos SA	60,724

		19,927,107

Sweden 1.1%
3,747	AarhusKarlshamn AB	53,524
38,300	Alfa Laval AB	268,969
71,400	Atlas Copco AB (Class A)	482,216
5,730	Elekta AB	65,240
29,800	Eniro AB	38,471
7,539	Hennes & Mauritz AB (Class B)	291,981
22,468	Investor AB (Class B)	261,186
184,656	Skandinaviska Enskilda Banken AB (Class A)	790,208
11,763	Svenska Handelbanken AB (Class A)	128,657
159,854	Swedbank AB (Class A)	563,690
83,857	Swedish Match AB	1,135,201

100,507	TeliaSonera AB	442,119
15,400	Trelleborg AB (Class B)	81,181

		4,602,643

Switzerland 7.9%
70,503	ABB, Ltd.	920,265
22,427	Actelion Ltd.(a)	1,221,990
136,159	Credit Suisse Group AG	3,502,875
661	Galenica AG	207,293
429	Lindt & Spruengli AG	700,884
194,572	Nestle SA	6,740,152
157,922	Novartis AG	6,546,158
4,289	Pargesa Holding SA	276,406
4,978	Petroplus Holdings AG	98,281
30,333	Roche Holding AG	4,273,137
47,629	Swatch Group AG (The)	1,063,532
5,655	Swiss Life Holding	308,127
64,952	Swiss Reinsurance	1,732,576
507	Swisscom AG	159,872
6,989	Syngenta AG	1,358,755
198,794	UBS AG	2,509,134
16,363	Zurich Financial Services AG	2,962,523

		34,581,960

United Kingdom 21.2%
23,301	3i Group PLC	76,484
6,225	AMEC PLC	51,015
16,492	Anglo American PLC	302,575
146,043	AstraZeneca PLC	5,653,018
216,554	Aviva PLC	979,144
454,877	BAE Systems PLC	2,651,647
41,306	Balfour Beatty PLC	222,381
1,277,369	Barclays PLC	1,964,072
57,135	BBA Aviation PLC	61,272
116,838	BHP Billiton PLC	1,999,677
1,169,671	BP PLC	8,382,155
105,990	British American Tobacco PLC	2,918,396
26,974	British Land Co. PLC	176,884
875,806	BT Group PLC	1,331,402
266,374	Cable & Wireless PLC	605,676
352,384	Centrica PLC	1,317,533
96,441	Charter International PLC	537,033
65,985	Close Brothers Group PLC	474,539
17,463	Cookson Group PLC	23,726
224,618	Diageo PLC	3,072,857
52,823	Drax Group PLC	426,004
220,107	Experian PLC	1,378,779
126,932	Friends Provident PLC	151,758
72,799	G4S PLC	202,348
338,644	GlaxoSmithKline PLC	5,984,818
507,232	Home Retail Group PLC	1,512,419
506,712	HSBC Holdings PLC	3,989,208
175,072	Imperial Tobacco Group PLC	4,802,784
31,326	Intercontinental Hotels Group PLC	238,336
108,531	Invensys PLC(a)	243,787

27,081	Investec PLC	97,918
1,145,177	Legal & General Group PLC	1,022,302
1,618,914	Lloyds Banking Group PLC	2,127,927
125,473	Logica PLC	119,556
52,230	Marston’s PLC	78,908
96,428	Meggitt PLC	193,194
147,309	Mondi PLC	391,200
19,888	National Express Group PLC	94,030
117,600	National Grid PLC	1,104,353
13,892	Next PLC	236,956
610,152	Old Mutual PLC	463,335
214,706	Prudential PLC	1,037,686
104,382	Reckitt Benckiser Group PLC	4,046,459
10,418	Reed Elsevier PLC	78,357
42,048	Rexam PLC	190,119
63,199	Rio Tinto PLC	1,379,307
2,080,886	Royal Bank of Scotland Group PLC	663,432
193,969	Royal Dutch Shell PLC (Class A)	4,862,999
251,824	Royal Dutch Shell PLC (Class B)	6,050,724
26,892	Scottish & Southern Energy PLC	465,711
28,962	Serco Group PLC	184,360
28,947	Shire PLC	424,112
100,919	Smith & Nephew PLC	729,061
24,084	Standard Chartered PLC	305,744
59,402	Tate & Lyle PLC	286,232
261,721	Tesco PLC	1,358,595
81,231	Trinity Mirror PLC	55,917
173,181	Unilever PLC	3,839,878
3,934,864	Vodafone Group PLC	7,395,975
37,531	William Hill PLC	128,359
54,669	WPP PLC	309,377
117,762	Xstrata PLC	971,907
55,210	Yell Group PLC	35,404

		92,461,121

United States 0.1%
6,929	Millicom International Cellular SA	267,113

	Total common stocks (cost $694,132,321)	421,825,835

PREFERRED STOCKS 0.5%

Germany 0.5%
7,850	Bayerische Motoren Werke (BMW) AG	129,156
19,232	Porsche AG(a)	1,137,653
3,784	RWE AG	250,729
10,140	Volkswagen AG	501,152

		2,018,690

Italy
42,429	Istituto Finanziario Industriale SpA(a)	244,738

	Total preferred stocks (cost $4,502,703)	2,263,428

	Total long-term investments (cost $698,635,024)	424,089,263

SHORT-TERM INVESTMENTS 1.0%

Principal Amount (000)
United States Government Security 0.6%

United States
$ 2,500	United States Treasury Bills, 0.10%, 6/11/2009(b)(c) (cost $2,499,097)	2,497,690

Shares
Affiliated Money Market Mutual Fund 0.4%
1,724,343	Dryden Core Investment Fund - Taxable Money Market Series(d) (cost $1,724,343)	1,724,343

	Total short-term investments (cost $4,223,440)	4,222,033

	Total Investments(g) 98.1% (cost $702,858,464)(e)	428,311,296
	Other assets in excess of liabilities(f) 1.9%	8,184,905

	Net Assets 100.0%	$436,496,201

The following abbreviation was used in portfolio descriptions:

PPS – Partially Protected Shares

(a)	Non-income producing security.
(b)	Rate quoted represents yield-to-maturity as of purchase date.
(c)	All or portion of security segregated as collateral for financial futures contracts.
(d)	Prudential Investments LLC, the manager of the Fund also serves as the manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(e)	The United States federal income tax basis of the Fund’s investments and net unrealized depreciation as of January 31, 2009 were as follows:

Tax Basis of Investments	Appreciation	Depreciation	Net Unrealized Depreciation
$704,755,626	$12,338,343	$(288,782,673)	$(276,444,330)

The difference between book basis and tax basis was attributed to deferred losses on wash sales.

(f)	Other assets in excess of liabilities included net unrealized depreciation on financial futures as follows:

Open future contracts outstanding at January 31, 2009:

Number of Contracts	Type	Expiration Date	Value at January 31, 2009	Value at Trade Date	Unrealized Appreciation (Depreciation)
Long Positions:
3	Hang Seng Stock Index	Feb. 09	$255,614	$242,213	$13,401
135	Nikkei 225	Mar. 09	5,329,125	5,533,610	(204,485)
162	DJ Euro Stoxx 50 Index	Mar. 09	4,623,475	4,973,637	(350,162)
13	SPI 200 Futures Index	Mar. 09	721,323	736,243	(14,920)
43	FTSE 100 Index	Mar. 09	2,557,417	2,655,440	(98,023)

					$(654,189)

(g)	As of January 31, 2009, 192 securities representing $141,264,431 and 33.0% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$284,549,175	$(654,189)
Level 2 - Other Significant Observable Inputs	143,762,121	—
Level 3 - Significant Unobservable Inputs	—	—

Total	$428,311,296	$(654,189)

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008 and January 31, 2009, the Fund did not use any significant unobservable inputs (Level 3) in determining the valuation of investments.

The industry classification of portfolio holdings and other assets in excess of liabilities shown as a percentage of net assets as of January 31, 2009 was as follows:

Commercial Banks	12.0%
Pharmaceuticals	8.9
Oil, Gas & Consumable Fuels	8.4
Electric Utilities	5.2
Insurance	4.6
Metals & Mining	4.6
Diversified Telecommunication Services	4.3
Food Products	3.6
Automobiles	3.1
Wireless Telecommunication Services	2.8
Capital Markets	2.3
Food & Staples Retailing	2.1
Chemicals	2.0
Tobacco	2.0
Trading Companies & Distributors	1.9
Diversified Financial Services	1.8
Aerospace & Defense	1.7
Specialty Retail	1.5
Multi-Utilities	1.4
Household Products	1.3
Machinery	1.2
Beverages	1.1
Electrical Equipment	1.1
Industrial Conglomerates	1.1
Real Estate Management & Development	1.1
Marine	1.0
Media	1.0
Electronic Equipment & Instruments	0.9
Gas Utilities	0.9
Software	0.9
Hotels, Restaurants & Leisure	0.8
Biotechnology	0.7
Communications Equipment	0.7
Computers & Peripherals	0.7
Household Durables	0.7
Independent Power Producers & Energy Traders	0.6
U.S Government Security	0.6
Building Products	0.5
Construction Materials	0.5
IT Services	0.5
Road & Rail	0.5
Transportation Infrastructure	0.5
Affiliated Money Market Mutual Fund	0.4
Construction & Engineering	0.4
Healthcare Equipment & Supplies	0.4
Office Electronics	0.4
Real Estate Investment Trusts (REITs)	0.4
Textiles, Apparel & Luxury Goods	0.4
Auto Components	0.4
Commercial Services & Supplies	0.3
Consumer Finance	0.3
Leisure Equipment & Products	0.3
Professional Services	0.3
Healthcare Providers & Services	0.2
Multiline Retail	0.2
Paper & Forest Products	0.2
Energy Equipment & Services	0.1
Airlines	0.1
Containers & Packaging	0.1
Internet & Catalog Retail	0.1

98.1
Other assets in excess of liabilities	1.9

100.0%

Dryden International Value Fund

Schedule of Investments

as of January 31, 2009 (Unaudited)

Shares	Description	Value
LONG-TERM INVESTMENTS 96.5%
COMMON STOCKS

Australia 1.7%
129,488	BlueScope Steel Ltd.	$284,629
149,300	Centennial Coal Co. Ltd.	260,615
97,400	CSR Ltd.	86,217
3,700	Foster’s Group Ltd.	12,724
218,600	Goodman Fielder Ltd.	210,444
54,500	National Australia Bank Ltd.	642,789
186,200	Pacific Brands Ltd.	49,381
400,200	Qantas Airways Ltd.	612,979
61,800	Tabcorp Holdings Ltd.	255,323

		2,415,101
Austria 0.2%
14,700	Voestalpine AG	286,468
Belgium 0.1%
32,200	AGFA-Gevaert NV*	113,379
9,428	Dexia NV/SA	29,635

		143,014
Brazil 1.1%
53,477	Empresa Brasileira de Aeronautica SA, ADR	805,899
70,300	Redecard SA	795,420

		1,601,319
Canada 4.5%
43,200	Canadian National Railway Co.	1,513,806
31,100	Canadian Natural Resources Ltd.	1,113,133
18,200	Canadian Oil Sands Trust	277,545
11,900	Potash Corp. of Saskatchewan, Inc.	890,834
95,344	Rogers Communications, Inc. (Class B Stock)	2,688,681

		6,483,999
China 4.1%
6,400	Baidu.com, Inc., ADR*	813,824
813,700	China Life Insurance Co. Ltd. (Class H Stock)	2,141,636
725,004	China Merchants Bank Co. Ltd. (Class H Stock)	1,170,742
199,204	China Mobile Ltd.	1,793,189

		5,919,391
Denmark 3.8%
24,445	Danske Bank A/S	247,729
33,400	H. Lundbeck A/S	699,909
64,182	Novo Nordisk A/S (Class B Stock)	3,445,074
22,316	Vestas Wind Systems A/S*	1,090,521

		5,483,233
Finland 2.3%
47,614	Fortum Oyj	931,540

144,000	Nokia Oyj	1,768,172
20,000	Rautaruukki Oyj	318,818
29,000	TietoEnator Oyj	329,355

		3,347,885
France 10.3%
10,749	Air Liquide	784,970
510	Arkema	7,229
99,700	AXA SA	1,559,308
45,300	BNP Paribas	1,740,635
3,700	Ciments Francais SA	284,153
12,400	Compagnie Generale des Establissements Michelin (Class B Stock)	487,738
23,100	Credit Agricole SA	282,165
85,399	France Telecom SA	1,920,086
36,200	Groupe Danone	1,865,597
31,033	LVMH Moet Hennessy Louis Vuitton SA	1,700,833
20,000	Natixis SA	31,370
7,200	Rallye SA	144,182
8,005	Renault SA	155,383
46,300	Safran SA	580,373
24,900	Sanofi-Aventis SA	1,405,509
4,300	Societe Generale	181,412
8,600	Thales SA	382,701
16,100	Total SA	807,566
9,100	Valeo SA	101,835
17,600	Vivendi	455,431

		14,878,476
Germany 6.8%
34,200	BASF SE	994,896
15,900	Daimler AG	447,882
19,500	Deutsche Bank AG	516,831
17,600	Deutsche Lufthansa AG	214,082
50,804	E.ON AG	1,641,839
13,900	Fresenius Medical Care AG & Co KGaA	623,089
9,100	Hannover Rueckversicherung AG	279,871
14,100	Heidelberger Druckmaschinen AG	55,063
20,100	MTU Aero Engines Holding AG	563,616
10,400	Muenchener Rueckversicherungs AG	1,380,879
6,900	Norddeutsche Affinerie AG	208,322
57,339	SAP AG	2,044,649
40,000	ThyssenKrupp AG	816,379

		9,787,398
Greece 1.3%
69,044	National Bank of Greece SA	1,165,158
23,262	OPAP SA	679,087

		1,844,245
Guernsey 0.8%
65,194	Amdocs Ltd.*	1,103,082
Hong Kong 1.6%
798,720	Chaoda Modern Agriculture Holdings Ltd.	504,339
261,100	CITIC Pacific Ltd.	306,944

134,748	Hong Kong Exchanges and Clearing Ltd.	1,157,379
124,847	Orient Overseas International Ltd.	293,939

		2,262,601
Ireland 0.1%
43,400	Allied Irish Banks PLC	67,794
62,300	Bank of Ireland	51,850
32,900	Irish Life & Permanent PLC	70,635

		190,279
Israel 2.6%
92,200	Teva Pharmaceutical Industries Ltd., ADR	3,821,690
Italy 1.7%
30,300	Banco Popolare Scarl	173,515
63,300	ENI SpA	1,348,654
14,100	Finmeccanica SpA	221,517
11,700	Fondiaria SAI SpA	183,363
22,100	Indesit Co. SpA	83,970
90,997	Intesa Sanpaolo SpA	288,076
194,700	Telecom Italia SpA	240,193

		2,539,288
Japan 14.7%
33,973	Alpine Electronics, Inc.	239,944
54,025	Alps Electric Co. Ltd.	226,812
28,000	Asahi Glass Co. Ltd.	146,226
97,300	Asahi Kasei Corp.	398,030
14,800	Astellas Pharma, Inc.	560,363
51,214	Cosmo Oil Co. Ltd.	136,224
15,600	Daiichi Sankyo Co. Ltd.	350,280
175,214	Denki Kagaku Kogyo Kabushiki Kaisha	365,322
27,000	Fanuc Ltd.	1,600,104
103,000	Fuji Heavy Industries Ltd.	296,842
21,500	Hitachi Information Systems Ltd.	415,038
68,726	Honda Motor Co. Ltd.	1,579,454
42,200	JTEKT Corp.	260,824
72,283	Komatsu Ltd.	746,229
123,600	Kurabo Industries Ltd.	195,313
35,000	Kyowa Exeo Corp.	335,189
132,200	Marubeni Corp.	470,499
78	Mitsubishi Chemical Holdings Corp.	320
34,900	Mitsubishi Corp.	461,174
19,000	Mitsui & Co. Ltd.	198,270
159,700	Mizuho Financial Group, Inc.	395,300
22,700	Nifco, Inc.	202,430
6,596	Nintendo Co. Ltd.	2,044,858
251,000	Nippon Light Metal Co. Ltd.	203,264
114,200	Nippon Oil Corp.	496,235
67,000	Nippon Shokubai Co. Ltd.	445,883
20,000	Nippon Telegraph & Telephone Corp.	968,640
186,500	Nissan Motor Co. Ltd.	561,846
350	NTT DoCoMo, Inc.	609,720
19,900	Omron Corp.	237,005
7	Osaka Gas Co. Ltd.	30

38,000	Panasonic Corp.	461,041
64,500	Ricoh Co. Ltd.	787,137
146,000	Sanwa Holdings Corp.	499,071
10,500	Seiko Epson Corp.	133,291
27,400	Sumitomo Corp.	247,956
49,300	Sumitomo Electric Industries Ltd.	371,089
42,000	Sumitomo Trust & Banking Co. Ltd. (The)	205,945
7,300	Takeda Pharmaceutical Co. Ltd.	342,066
1	Takefuji Corp.	7
9,200	TDK Corp.	345,438
73,845	Toyota Motor Corp.	2,375,458
34,800	Yokogawa Electric Corp.	158,232
37,900	Yokohama Rubber Co. Ltd. (The)	133,152
22,000	Zeon Corp.	70,528

		21,278,079
Liechtenstein 0.2%
2,900	Verwaltungs und Privat Bank AG	292,025
Mexico 1.8%
42,813	America Movil SAB de CV (Class L Stock), ADR	1,220,599
641,198	Wal-Mart de Mexico SAB de CV (Class V Stock)	1,338,423

		2,559,022
Netherlands 2.0%
39,600	Aegon NV	209,913
11,700	CSM NV	149,506
57,300	ING Groep NV, ADR	468,225
17,500	Koninklijke DSM NV	421,249
31,400	OCE NV	81,213
26,200	Royal Dutch Shell PLC (Class A Stock)	650,631
21,479	Schlumberger Ltd.	876,558

		2,857,295
New Zealand 0.2%
590,300	Air New Zealand Ltd.	267,721
Norway 0.6%
64,600	DnB NOR ASA	220,140
38,900	Norsk Hydro ASA	139,302
33,539	StatoilHydro ASA	579,695

		939,137
Russia 0.3%
30,700	OAO Gazprom, ADR	398,179
Singapore 0.9%
282,970	MobileOne Ltd.	302,581
248,141	Neptune Orient Lines Ltd.	180,932
106,400	Singapore Airlines Ltd.	777,612

		1,261,125
Spain 3.2%
59,500	Banco Bilbao Vizcaya Argentaria SA	558,424
121,100	Banco Santander SA	979,952
19,333	Banco Santander SA, ADR	154,795

39,000	Repsol YPF SA	701,092
127,300	Telefonica SA	2,270,508

		4,664,771
Sweden 1.9%
44,700	Electrolux AB (Class B Stock)	323,264
54,608	Hennes & Mauritz AB (Class B Stock)	2,114,932
66,600	Nordea Bank AB	353,470

		2,791,666
Switzerland 11.0%
9,400	Baloise Holding AG	585,525
2,017	Ciba Holding AG	85,173
54,600	Clariant AG*	272,082
37,300	Credit Suisse Group AG	959,593
1,200	Georg Fischer AG*	198,327
1,599	Givaudan SA	1,085,622
30,786	Julius Baer Holding AG	917,820
69,138	Logitech International SA*	671,769
84,900	Nestle SA	2,941,014
40,767	Novartis AG	1,689,868
2,263	Rieter Holding AG	255,390
20,625	Roche Holding AG	2,905,531
52,250	Swiss Reinsurance	1,393,754
3,800	Swisscom AG	1,198,250
4,600	Zurich Financial Services AG	832,830

		15,992,548
United Kingdom 16.7%
580,400	ARM Holdings PLC	771,719
36,100	AstraZeneca PLC	1,397,355
79,500	Aviva PLC	359,457
128,571	Barclays PLC	197,690
127,000	Beazley Group PLC	235,581
296,400	BP PLC	2,124,077
166,655	Bradford & Bingley PLC*	—
120,000	Brit Insurance Holdings PLC	352,588
31,296	British American Tobacco PLC	861,724
46,881	British Sky Broadcasting Group PLC	337,659
414,700	BT Group PLC	630,428
72,773	Carnival PLC	1,338,313
109,700	Centrica PLC	410,159
62,100	Dairy Crest Group PLC	179,990
43,900	Drax Group PLC	354,042
145,600	GKN PLC	177,769
37,300	GlaxoSmithKline PLC	659,199
59,200	IMI PLC	230,566
272,238	Legal & General Group PLC	243,027
303,874	Lloyds TSB Group PLC	399,417
88,000	Marston’s PLC	132,949
200,998	Northern Foods PLC	155,837
283,100	Old Mutual PLC	214,979
60,491	Reckitt Benckiser Group PLC	2,344,986
206,600	Royal & Sun Alliance Insurance Group PLC	394,314
183,885	Royal Bank of Scotland Group PLC	58,627

78,400	Royal Dutch Shell PLC (Class B Stock)	1,883,763
67,218	SABMiller PLC	1,102,701
212,300	Smith & Nephew PLC	1,533,702
4,900	Spectris PLC	34,209
151,981	Standard Chartered PLC	1,929,386
47,000	Tate & Lyle PLC	226,472
117,300	Tomkins PLC	200,163
128,588	TT Electronics PLC	55,905
409,900	Vodafone Group PLC	770,449
103,925	Vodafone Group PLC, ADR	1,931,966

		24,231,168

	TOTAL COMMON STOCKS (cost $217,043,011)	139,640,205

Units
RIGHTS *

Belgium
27,500	Fortis, expiring 03/09/09 (Belgium)* (cost $0)	—

	TOTAL LONG-TERM INVESTMENTS (cost $217,043,011)	139,640,205

Shares
SHORT-TERM INVESTMENT 4.2%
AFFILIATED MONEY MARKET MUTUAL FUND
6,108,892	Dryden Core Investment Fund - Taxable Money Market Series (cost $6,108,892)(a)	6,108,892

	TOTAL INVESTMENTS(b)—100.7% (cost $223,151,903)(c)	145,749,097
	Liabilities in excess of other assets(d)—(0.7)%	(990,431)

	NET ASSETS —100%	$144,758,666

The following abbreviations are used in Portfolio descriptions:

ADR	American Depositary Receipt
EUR	Euro
GBP	British Pound
MXN	Mexican Peso

*	Non-income producing security.
(a)	Prudential Investments LLC, the manager of the Portfolio also serves as manager of the Dryden Core Investment Fund-Taxable Money Market Series.
(b)	As of January 31, 2009, 65 securities representing $38,435,187 and 26.6% of the total market value were fair valued in accordance with the policies adopted by the Board of Directors.
(c)	The United States federal income tax basis of the Schedule of Investments was $223,523,623; accordingly, net unrealized depreciation on investments for federal income tax purposes was $77,774,526 (gross unrealized appreciation - $7,688,990; gross unrealized depreciation - $85,463,516). The difference between book and tax basis is primarily attributable to deferred losses on wash sales.
(d)	Liabilities in excess of other assets includes net unrealized appreciation (depreciation) on forward foreign currency exchange contracts as follows:

Forward foreign currency exchange contracts outstanding at January 31, 2009:

Purchase Contracts		Notional Amount (000)	Value at Settlement Date Payable	Current Value	Unrealized Depreciation
Euro,
Expiring 06/16/09	EUR	2,962	$4,052,312	$3,788,408	$(263,904)

Sale Contracts		Notional Amount (000)	Value at Settlement Date Receivable	Current Value	Unrealized Appreciation
Euro,
Expiring 06/16/09	EUR	5,282	$7,040,230	$6,755,696	$284,534
British Pound,
Expiring 06/19/09	GBP	1,085	1,662,817	1,571,519	91,298
Mexican Peso
Expiring 05/29/09	MXN	33,600	2,360,794	2,286,661	74,133

			$11,063,841	$10,613,876	$449,965

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities

Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 - significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The following is a summary of the inputs used as of January 31, 2009 in valuing the Fund’s assets carried at fair value:

Valuation inputs	Investments in Securities	Other Financial Instruments*
Level 1 - Quoted Prices	$107,313,910	—
Level 2 - Other Significant Observable Inputs	38,435,187	$186,061
Level 3 - Significant Unobservable Inputs	—	—

Total	$145,749,097	$186,061

*	Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards and swap contracts, which are valued at the unrealized appreciation/depreciation on the instrument.

As of October 31, 2008, and January 31, 2009, the Fund had two Level 3 securities with a market value of $0.

The industry classification of investments and liabilities in excess of other assets shown as a percentage of net assets as January 31, 2009 were as follows:

Telecommunications	13.3%
Pharmaceuticals	12.0
Oil, Gas & Consumable Fuels	8.6
Insurance	7.6
Financial - Bank & Trust	7.5
Affiliated Money Market Mutual Fund	4.2
Automobile Manufacturers	3.7
Chemicals	3.6
Entertainment & Leisure	2.5
Retail & Merchandising	2.5
Foods	2.4
Utilities	2.0
Computer Services & Software	1.9
Banks	1.8
Electronic Components & Equipment	1.8
Aerospace	1.8
Food & Beverage	1.7
Consumer Products & Services	1.6
Medical Supplies & Equipment	1.5
Diversified Financial Services	1.4
Airlines	1.4
Automotive Parts	1.3
Diversified Operations	1.3
Metals & Mining	1.2
Transportation	1.1
Machinery & Equipment	0.9
Electronic Components	0.8
Beverages	0.8
Building Materials	0.8
Office Equipment	0.8
Computer Hardware	0.7
Tobacco	0.6
Internet Software & Services	0.6
Real Estate	0.6
Financial Services	0.5
Semiconductor Components	0.5
Gaming	0.5
Business Services	0.3
Multimedia	0.3
Diversified Manufacturing	0.3
Gas Distribution	0.3
Appliances	0.3
Independent Power Producers & Energy Traders	0.2
Broadcasting	0.2
Conglomerates	0.2
Steel Producers/Products	0.2
Environmental Services	0.2
Distribution/Wholesale	0.2
Clothing & Apparel	0.1
Miscellaneous Manufacturing	0.1

100.7
Liabilities in excess of other assets	(0.7)

100.0%

Notes to Schedule of Investments (Unaudited)

Securities Valuation: Securities listed on a securities exchange (other than options on securities and indices) are valued at the last sale price on such exchange on the day of valuation or, if there was no sale on such day, at the mean between the last reported bid and asked prices, or at the last bid price on such day in the absence of an asked price. Securities traded via Nasdaq are valued at the Nasdaq official closing price (“NOCP”) on the day of valuation, or if there was no NOCP, at the last sale price. Securities that are actively traded in the over-the-counter market, including listed securities for which the primary market is believed by Prudential Investments LLC (“PI” or “Manager”), in consultation with the subadviser(s), to be over-the-counter, are valued at market value using prices provided by an independent pricing agent or principal market maker.

Securities for which market quotations are not readily available, or whose values have been affected by events occurring after the close of the security’s foreign market and before the fund’s normal pricing time, are valued at fair value in accordance with the Board of Directors’ approved fair valuation procedures. When determining the fair valuation of securities, some of the factors influencing the valuation include, the nature of any restrictions on disposition of the securities; assessment of the general liquidity of the securities; the issuer’s financial condition and the markets in which it does business; the cost of the investment; the size of the holding and the capitalization of issuer; the prices of any recent transactions or bids/offers for such securities or any comparable securities; any available analyst media or other reports or information deemed reliable by the investment adviser regarding the issuer or the markets or industry in which it operates. Using fair value to price securities may result in a value that is different from a security’s most recent closing price and from the price used by other mutual funds to calculate their net asset values.

Futures contracts and options thereon traded on a commodities exchange or board of trade are valued at the last sale price at the close of trading on such exchange or board of trade or, if there was no sale on the applicable commodities exchange or board of trade on such day, at the mean between the most recently quoted prices on such exchange or board of trade or at the last bid price in the absence of an asked price.

Market value of investments traded in a foreign currency are translated into U.S. dollars at the current rates of exchange.

Forward currency contracts are valued daily at current exchange rates.

Investments in mutual funds are valued at the net asset value as of the close of the New York Stock Exchange on the date of valuation.

Short-term debt securities which mature in sixty days or less, are valued at amortized cost, which approximates market value. The amortized cost method involves valuing a security at its cost on the date of purchase and thereafter assuming a constant amortization to maturity of the difference between the principal amount due at maturity and cost. Short-term debt securities which mature in more than sixty dates are valued at current market quotations.

Certain Funds invest in the Taxable Money Market Series (the “Portfolio”) of Dryden Core Investment Fund. The Portfolio is a money market mutual fund registered under the Investment Company Act of 1940, as amended, and managed by PI.

Other information regarding the Fund is available in the Fund’s most recent Report to Stockholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2.	Controls and Procedures

(a)	It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b)	There have been no significant changes in the registrant’s internal controls or in other factors that could significantly affect these controls subsequent to the date of their evaluation, including any corrective actions with regard to significant deficiencies and material weaknesses.

Item 3.	Exhibits

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 – Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Prudential World Fund, Inc.

By (Signature and Title)*	/s/ Deborah A. Docs
Deborah A. Docs
Secretary of the Fund

Date March 31, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Judy A. Rice
Judy A. Rice
President and Principal Executive Officer

Date March 31, 2009

By (Signature and Title)*	/s/ Grace C. Torres
Grace C. Torres
Treasurer and Principal Financial Officer

Date March 31, 2009

*	Print the name and title of each signing officer under his or her signature.